Income Taxes (Details) $ in Millions	Apr. 01, 2018 HKD ($)
Income Taxes [Line Items]
Tax rate	16.50%
Percentage of assessable profits	16.50%
Assessable profits (in Dollars)	$ 2
Assessable profits in excess (in Dollars)	$ 2
Hong Kong [Member]
Income Taxes [Line Items]
Percentage of assessable profits	8.25%